OTHER ACCOUNTS RECEIVABLE (Schedule of Other Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Prepaid expenses	$ 46	$ 73
Government authorities	63	5
Other accounts receivable and prepaid expenses	$ 109	$ 78